Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements

9. Fair Value Measurements

The following table summarizes, for assets and liabilities measured at fair value, the respective fair value and the classification by level of input within the fair value hierarchy:

	March 31, 2020
(in thousands)	Fair Value	Level 1	Level 2	Level 3
Assets
Money market funds	$179,031	$179,031	$—	$—
U.S. treasury securities	30,306	30,306	—	—
U.S. government agency obligations	159,976	—	159,976	—
Commercial paper	140,320	—	140,320	—

Total assets measured at fair value	$509,633	$209,337	$300,296	$—

Liabilities
Derivative liability	$3,042	$—	$—	$3,042

Total liabilities measured at fair value	$3,042	$—	$—	$3,042

	December 31, 2019
(in thousands)	Fair Value	Level 1	Level 2	Level 3
Assets
Money market funds	$136,258	$136,258	$—	$—
U.S. treasury securities	48,355	48,355	—	—
Commercial paper	77,082	—	77,082	—
Overnight repurchase agreements	15,001	—	15,001	—
U.S. government agency obligations	5,990	—	5,990	—

Total assets measured at fair value	$282,686	$184,613	$98,073	$—

Liabilities
Derivative liability	$2,952	$—	$—	$2,952

Total liabilities measured at fair value	$2,952	$—	$—	$2,952

For Level 1 investments, we use quoted prices in active markets for identical assets to determine the fair value. For Level 2 investments, we use quoted prices for similar assets sourced from certain third-party pricing services. The third-party pricing services generally utilize industry standard valuation models for which all significant inputs are observable, either directly or indirectly, to estimate the price or fair value of the securities. The primary input generally includes reported trade of or quotes on the same or similar securities. We do not make additional judgments or assumptions made to the pricing data sourced from the third-party pricing services.

The following table summarizes the change in the fair value of our Level 3 financial instrument:

(in thousands)	Derivative Liability
Fair value as of December 31, 2019	$2,952
Change in fair value	90

Fair value as of March 31, 2020	$3,042

The fair value of the derivative liability was determined by estimating the timing and probability of the related regulatory approval and multiplying the payment amount by this probability percentage and a discount factor based primarily on the estimated timing of the payment and a credit risk adjustment (Note 5). Generally, increases or decreases in these unobservable inputs would result in a directionally similar impact to the fair value measurement of this derivative instrument. The significant unobservable inputs used in the fair value measurement of the product approval payment derivative are the expected timing and probability of the payments at the valuation date and the credit risk adjustment.

The fair value of the 2027 Notes (Note 7) was determined on the basis of market prices observable for similar instruments and is considered Level 2 in the fair value hierarchy. We carry 2027 Notes at face value less unamortized debt discount and issuance costs on our condensed consolidated balance sheets and present the fair value for disclosure purposes only. As of March 31, 2020, the fair value of the 2027 Notes was $229.5 million.

6. Fair Value Measurement

The following table summarizes, for assets and liabilities measured at fair value, the respective fair value and the classification by level of input within the fair value hierarchy:

	As of December 31, 2019
(in thousands)	Fair Value	Level 1	Level 2	Level 3
Assets
Money market funds	$136,258	$136,258	$—	$—
U.S. treasury securities	48,355	48,355	—	—
Commercial paper	77,082	—	77,082	—
Overnight repurchase agreements	15,001	—	15,001	—
U.S. government agency obligations	5,990	—	5,990	—

Total assets measured at fair value	$282,686	$184,613	$98,073	$—

Liabilities
Derivative liability	$2,952	$—	$—	$2,952

Total liabilities measured at fair value	$2,952	$—	$—	$2,952

	As of December 31, 2018
(in thousands)	Fair Value	Level 1	Level 2	Level 3
Assets
Money market funds	$38,354	$38,354	$—	$—
U.S. treasury securities	80,844	80,844	—	—
U.S. government agency obligations	52,578	—	52,578	—

Total assets measured at fair value	$171,776	$119,198	$52,578	$—

Liabilities
Derivative liability	$2,753	$—	$—	$2,753

Total liabilities measured at fair value	$2,753	$—	$—	$2,753

For Level 1 investments, we use quoted prices in active markets for identical assets to determine the fair value. For Level 2 investments, we use quoted prices for similar assets sourced from certain third-party pricing services. The third-party pricing services generally utilize industry standard valuation models for which all significant inputs are observable, either directly or indirectly, to estimate the price or fair value of the securities. The primary input generally includes reported trades of or quotes on the same or similar securities. We do not make additional judgments or assumptions made to the pricing data sourced from the third-party pricing services.

The following table summarizes the change in the fair value of our Level 3 financial instrument:

(in thousands)	Derivative liability
Fair value as of December 31, 2018	$2,753
Change in fair value	199

Fair value as of December 31, 2019	$2,952

The fair value of the derivative liability was determined by estimating the timing and probability of the related regulatory approval and multiplying the payment amount by this probability percentage and a discount factor based primarily on the estimated timing of the payment and a credit risk adjustment (Note 4). Generally, increases or decreases in these unobservable inputs would result in a directionally similar impact to the fair value measurement of this derivative instrument. The significant unobservable inputs used in the fair value measurement of the product approval payment derivative are the expected timing and probability of the payments at the valuation date and the credit risk adjustment.